Provision For Doubtful Debts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 5,526	$ 3,284
Amounts used during the year	(756)	(945)
Amounts provided during the year	382	4,190
Amounts released during the year	(105)	(1,003)
Closing provision	$ 5,047	$ 5,526